Asset Retirement Obligation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation

5. Asset Retirement Obligations

The Company’s asset retirement obligations include the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2013	$200,831
Additions to asset retirement obligations	636
Accretion expense	2,647
Liabilities settled	(1,341)

Balance at June 30, 2014	$202,773

(9) Asset Retirement Obligation

The Company’s asset retirement obligation includes the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2011	$180,662
Additions to asset retirement obligations	5,434
Accretion expense	10,871
Liabilities settled	(7,308)

Balance at December 31, 2012	189,659
Additions to asset retirement obligations	3,741
Accretion expense	11,046
Liabilities settled	(3,615)

Balance at December 31, 2013	$200,831